Goodwill and Intangible Assets - Changes in Intangible Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	$ 5,058
Intangible assets, ending balance	5,155	$ 5,058
Goodwill and intangible recoverable amount based on value-in-use	303
Asia
Reconciliation of changes in intangible assets other than goodwill [abstract]
Impairment of intangible assets	(186)
Impairment loss write-down	83
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	7,838	7,196
Additions	692	306
Acquisitions	111
Disposals	(13)	(68)
Foreign exchange rate movements	(290)	404
Intangible assets, ending balance	8,338	7,838
Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(2,780)	(2,022)
Amortization charge for the year	(425)	(477)
Disposals	13	21
Impairment of intangible assets	(88)	(201)
Impairment reversals	5
Foreign exchange rate movements	92	(101)
Intangible assets, ending balance	(3,183)	(2,780)
Indefinite life
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	1,235
Intangible assets, ending balance	1,210	1,235
Indefinite life | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	1,273	1,222
Additions	0	0
Acquisitions	0
Disposals	0	(47)
Foreign exchange rate movements	(31)	98
Intangible assets, ending balance	1,242	1,273
Indefinite life | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(38)	(28)
Amortization charge for the year	0	0
Disposals	0	0
Impairment of intangible assets	(2)	(6)
Impairment reversals	5
Foreign exchange rate movements	3	(4)
Intangible assets, ending balance	(32)	(38)
Internally generated software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	1,122
Intangible assets, ending balance	1,103	1,122
Internally generated software | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	2,228	1,876
Additions	185	303
Acquisitions	0
Disposals	(13)	(21)
Foreign exchange rate movements	(50)	70
Intangible assets, ending balance	2,350	2,228
Internally generated software | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(1,106)	(872)
Amortization charge for the year	(178)	(218)
Disposals	13	21
Impairment of intangible assets	(3)	0
Impairment reversals	0
Foreign exchange rate movements	27	(37)
Intangible assets, ending balance	(1,247)	(1,106)
Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	2,701
Intangible assets, ending balance	2,842	2,701
Other | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	4,337	4,098
Additions	507	3
Acquisitions	111
Disposals	0	0
Foreign exchange rate movements	(209)	236
Intangible assets, ending balance	4,746	4,337
Other | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(1,636)	(1,122)
Amortization charge for the year	(247)	(259)
Disposals	0	0
Impairment of intangible assets	(83)	(195)
Impairment reversals	0
Foreign exchange rate movements	62	(60)
Intangible assets, ending balance	$ (1,904)	$ (1,636)